Segment Information - Operating Income by Reportable Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income	$ 1,676	$ 4,611	$ 4,439
Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income	2,201	5,025	4,536
Operating segments | AM&S
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income	680	1,191	1,606
Operating segments | P&D
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income	458	1,006	679
Operating segments | MCU
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income	499	2,018	1,809
Operating segments | D&RF
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income	564	810	442
Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income	$ (525)	$ (414)	$ (97)